Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2019
Financial Risk Management and Fair Value Estimates [Abstract]
Schedule of net carrying amounts of the Company's financial instruments broken down by the functional currencies
	Net monetary position (liability) / asset
Functional currency	June 30, 2019	June 30, 2018
	US$	US$
Argentine Peso	(14,787)	(20,729)
Uruguayan Peso	(192)	(573)
Total	(14,979)	(21,302)

Schedule of Group's derivative financial liabilities to the contractual maturity date.

1) Operations Center in Argentina

June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,538	234	102	1	270	2,145
Borrowings (excluding finance leases liabilities)	9,173	13,687	2,649	1,732	15,303	42,544
Purchase obligations	1,278	-	-	-	-	1,278
Finance leases obligations	11	4	1	-	-	16
Derivative Financial Instruments	13	8	4	1	-	26
Total	12,013	13,933	2,756	1,734	15,573	46,009

June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,987	198	19	16	5	2,225
Borrowings (excluding finance leases liabilities)	5,969	12,114	12,146	1,923	17,813	49,965
Finance leases obligations	11	9	3	-	-	23
Derivative Financial Instruments	-	-	-	-	72	72
Total	7,967	12,321	12,168	1,939	17,890	52,285

2) Operations Center in Israel

June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	15,123	298	143	-	-	15,564
Borrowings (excluding finance leases liabilities)	46,984	38,377	40,660	63,834	137,223	327,078
Finance leases obligations	24	24	-	-	-	48
Purchase obligations	2,996	955	525	346	-	4,822
Derivative Financial Instruments	24	-	-	-	-	24
Total	65,151	39,654	41,328	64,180	137,223	347,536

June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	18,793	1,853	2,063	-	-	22,709
Borrowings (excluding finance leases liabilities)	46,257	41,443	34,624	36,924	177,529	336,777
Finance leases obligations	25	-	-	-	-	25
Purchase obligations	6,100	2,836	994	540	356	10,826
Derivative Financial Instruments	12	-	-	-	-	12
Total	71,187	46,132	37,681	37,464	177,885	370,349

Schedule of Group's key metrics in relation to managing its capital structure

Operation Center in Argentina

	June 30, 2019	June 30, 2018
Gearing ratio (i)	53.60%	39.57%
Debt ratio (ii)	47.54%	39.65%

Operation Center in Israel

	June 30, 2019	June 30, 2018
Gearing ratio (i)	89.57%	82.10%
Debt ratio (ii)	149.40%	148.46%

(i)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
(ii)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).